Marketable securities and securities investments (Tables)	12 Months Ended
Mar. 31, 2015
Text Block [Abstract]
Debt and Equity Securities of Aggregate Cost, Gross Unrealized Gains and Losses and Fair Value Pertaining to Available-for-Sale Securities and Held-to-Maturity Securities

Marketable securities and securities investments, primarily included in the Financial Services segment, are comprised of debt and equity securities for which the aggregate cost, gross unrealized gains and losses and fair value pertaining to available-for-sale securities and held-to-maturity securities are as follows:

	Yen in millions
	March 31, 2014				March 31, 2015
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale:
Debt securities:
Japanese national government bonds	1,130,397	113,684	(28)	1,244,053	1,074,900	147,274	(80)	1,222,094
Japanese local government bonds	62,670	468	(7)	63,131	66,442	465	(16)	66,891
Japanese corporate bonds	168,275	984	(8)	169,251	108,109	767	(7)	108,869
Foreign government bonds	27,587	3,684	(17)	31,254	34,168	7,397	(111)	41,454
Foreign corporate bonds	434,570	16,547	(182)	450,935	452,145	13,645	(942)	464,848

	1,823,499	135,367	(242)	1,958,624	1,735,764	169,548	(1,156)	1,904,156

Equity securities	84,074	91,977	(34)	176,017	73,411	127,322	(741)	199,992

Held-to-maturity securities:
Japanese national government bonds	4,398,018	418,845	(3)	4,816,860	4,846,986	819,386	(103)	5,666,269
Japanese local government bonds	6,222	373	—	6,595	4,996	428	—	5,424
Japanese corporate bonds	28,030	2,705	—	30,735	26,848	4,501	—	31,349
Foreign government bonds	16,359	847	(1)	17,205	32,682	11,534	—	44,216
Foreign corporate bonds	56,284	19	—	56,303	57,783	25	—	57,808

	4,504,913	422,789	(4)	4,927,698	4,969,295	835,874	(103)	5,805,066

Total	6,412,486	650,133	(280)	7,062,339	6,778,470	1,132,744	(2,000)	7,909,214

Cost and Fair Value of Debt Securities Classified as Available-for-Sale Securities and Held-to-Maturity Securities by Contractual Maturity

The following table presents the cost and fair value of debt securities classified as available-for-sale securities and held-to-maturity securities by contractual maturity:

	Yen in millions
	March 31, 2015
	Available-for-sale securities		Held-to-maturity securities
	Cost	Fair Value	Cost	Fair Value
Due in one year or less	168,174	171,304	954	957
Due after one year through five years	379,776	385,098	19,527	20,206
Due after five years through ten years	255,909	277,295	206,023	234,478
Due after ten years	931,905	1,070,459	4,742,791	5,549,425

Total	1,735,764	1,904,156	4,969,295	5,805,066

Gross Unrealized Losses and Fair Value of Securities with Unrealized Losses, Aggregated by Investment Category and Length of Time of Continuous Unrealized Loss Position

The following tables present the gross unrealized losses on, and fair value of, Sony’s investment securities with unrealized losses, aggregated by investment category and the length of time that individual investment securities have been in a continuous unrealized loss position, at March 31, 2014 and 2015.

	Yen in millions
	March 31, 2014
	Less than 12 months		12 months or more		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Available-for-sale:
Debt securities:
Japanese national government bonds	52,299	(28)	377	—	52,676	(28)
Japanese local government bonds	2,342	(6)	655	(1)	2,997	(7)
Japanese corporate bonds	217	—	2,206	(8)	2,423	(8)
Foreign government bonds	6,601	(15)	30	(2)	6,631	(17)
Foreign corporate bonds	42,190	(167)	5,400	(15)	47,590	(182)

	103,649	(216)	8,668	(26)	112,317	(242)

Equity securities	192	(3)	73	(31)	265	(34)

Held-to-maturity securities:
Japanese national government bonds	730	(3)	—	—	730	(3)
Japanese local government bonds	—	—	—	—	—	—
Japanese corporate bonds	140	—	—	—	140	—
Foreign government bonds	337	(1)	—	—	337	(1)
Foreign corporate bonds	—	—	—	—	—	—

	1,207	(4)	—	—	1,207	(4)

Total	105,048	(223)	8,741	(57)	113,789	(280)

	Yen in millions
	March 31, 2015
	Less than 12 months		12 months or more		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Available-for-sale:
Debt securities:
Japanese national government bonds	24,699	(80)	372	—	25,071	(80)
Japanese local government bonds	3,772	(5)	1,702	(11)	5,474	(16)
Japanese corporate bonds	8,222	(7)	—	—	8,222	(7)
Foreign government bonds	4,607	(111)	—	—	4,607	(111)
Foreign corporate bonds	115,523	(887)	6,653	(55)	122,176	(942)

	156,823	(1,090)	8,727	(66)	165,550	(1,156)

Equity securities	4,636	(730)	9	(11)	4,645	(741)

Held-to-maturity securities:
Japanese national government bonds	19,986	(103)	—	—	19,986	(103)
Japanese local government bonds	—	—	—	—	—	—
Japanese corporate bonds	—	—	—	—	—	—
Foreign government bonds	—	—	—	—	—	—
Foreign corporate bonds	—	—	—	—	—	—

	19,986	(103)	—	—	19,986	(103)

Total	181,445	(1,923)	8,736	(77)	190,181	(2,000)